Average Annual Total Returns (Invesco V.I. Money Market Fund, Series II shares, Invesco V.I. Money Market Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Money Market Fund | Series II shares, Invesco V.I. Money Market Fund
Average Annual Total Returns
Label	Series II shares: Inception (12/16/01) [1]
Inception Date	Dec. 16, 2001
1 Year	0.18%
5 Years	2.04%
10 Years	1.75%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 5, 1993.